Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000133860 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133860 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000133860 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133860 | Credit Rating Other LineSP-2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133860 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000133860 | California
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000133860 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000133860 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000133860 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133860 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133860 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000133860 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000133860 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133860 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133860 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133860 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000133860 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133860 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133860 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133860 | Other
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000133860 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000133860 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000133860 | AA
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000133860 | A
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000133860 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133860 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000133860 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000133860 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133863 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133863 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000133863 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133863 | Credit Rating Other LineSP-2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133863 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000133863 | California
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000133863 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000133863 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000133863 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133863 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133863 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000133863 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000133863 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133863 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133863 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133863 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000133863 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133863 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133863 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133863 | Other
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000133863 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000133863 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000133863 | AA
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000133863 | A
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000133863 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133863 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000133863 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000133863 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133864 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133864 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000133864 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133864 | Credit Rating Other LineSP-2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133864 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000133864 | California
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000133864 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000133864 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000133864 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133864 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133864 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000133864 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000133864 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133864 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133864 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133864 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000133864 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133864 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133864 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133864 | Other
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000133864 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000133864 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000133864 | AA
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000133864 | A
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000133864 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133864 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000133864 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000133864 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%